Segmented Information - Schedule of Geographic Segments (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Equipment	$ 32	$ 35
Exploration and evaluation assets	64,738	64,479
Canada [Member]
Disclosure of geographical areas [line items]
Equipment	10	11
Exploration and evaluation assets	2,239	2,214
Greenland [Member]
Disclosure of geographical areas [line items]
Equipment	22	24
Exploration and evaluation assets	62,488	62,257
United States [Member]
Disclosure of geographical areas [line items]
Exploration and evaluation assets	$ 11	$ 8